FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

August 1, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: Interactive Data File Submission on behalf of

FEDERATED EQUITY FUNDS (the “Trust”)

Federated Emerging Markets Equity Fund (the “Fund”)

(formerly, Federated Global Equity Fund)

Institutional Shares

1933 Act File No. 2-91090

1940 Act File No. 811-4017___________

Dear Sir or Madam:

Post-Effective Amendment No. 151 under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

This filing is made pursuant to General Instruction C.3.(g) of Form N-1A to submit as exhibits to the Registration Statement certain supplemental tagged information contained in the risk/return summary section in the prospectus of the above-named Fund. Users of the data in the exhibits provided are advised that the data is not the complete publicly filed disclosure of these Funds which was filed on May 23, 2014 and effective on July 22, 2014. The exhibits filed herewith should be used in conjunction with the complete prospectus of the Fund.

As indicated on the facing page of this Amendment, the Trust has specified that this filing shall become effective immediately upon filing.

If you have any questions regarding this filing, please contact me at (412) 288-8094.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal